MORGAN STANLEY CALIFORNIA TAX-FREE DAILY INCOME TRUST

522 Fifth Avenue

New York, New York 10036

May 4, 2009

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Morgan Stanley California Tax-Free Daily Income Trust
File Nos. 33-21803 ; 811-5554
Rule 497 (j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in the text of the Registrant’s most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on April 28, 2009.

If you have any questions, please feel free to contact me at 212.296.6989 (tel) or 646.290.2042 (fax).

Very truly yours,

/s/ Sheri Schreck
Sheri Schreck
Assistant Secretary

Enclosures
cc: Stefanie V. Chang Yu, Esq.